GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2014	Mar. 31, 2011	Dec. 31, 2013
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 6.9
Costs related to disposal of property	7.4
Insurance receivable	11.2		11.2	0.7
Loss due to fire recognized in the General and Administrative			3.1
Insurance proceeds received		$ 0.7		$ 9.8